Capital Disclosures (Details) - USD ($)	1 Months Ended	8 Months Ended	12 Months Ended
	Sep. 30, 2022	Aug. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Factoring of receivables from prior facility program
Disclosure of detailed information about borrowings [line items]
Agreement to sell trade receivables, maximum capacity			$ 405,000,000.0
Factoring of receivables from facility program
Disclosure of detailed information about borrowings [line items]
Agreement to sell trade receivables, maximum capacity	$ 405,000,000.0	$ 300,000,000.0
Accounts receivable sold during period			245,600,000	$ 45,800,000
Factoring of receivables from supplier financing program
Disclosure of detailed information about borrowings [line items]
Accounts receivable sold during period			105,600,000	98,000,000.0
Revolving Credit Facility Due Dec 2026
Disclosure of detailed information about borrowings [line items]
Available borrowings			582,000,000.0
Intraday And Overnight Bank Overdraft Facilities
Disclosure of detailed information about borrowings [line items]
Available borrowings			$ 198,500,000	$ 198,500,000